Operating segments - Financial information of geographical area (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial information of geographical area [Line Items]
Operating income	₩ 6,458,670	₩ 6,100,850	₩ 5,905,564
Non-current assets	10,605,421	10,448,056
Domestic
Financial information of geographical area [Line Items]
Operating income	5,180,020	5,088,487	5,064,891
Non-current assets	10,185,952	10,142,257
Overseas
Financial information of geographical area [Line Items]
Operating income	1,278,650	1,012,363	₩ 840,673
Non-current assets	₩ 419,469	₩ 305,799